Income Taxes - Components of Income Tax (Expense) Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income from operations before income taxes:
Domestic	$ 150.1	$ 145.5	$ 141.6
Foreign	180.4	177.1	(87.0)
Income before income taxes	330.5	322.6	54.6
Current:
Domestic	(12.6)	(11.9)	(8.9)
Foreign	(59.2)	(39.3)	(9.7)
Current income tax expense	(71.8)	(51.2)	(18.6)
Deferred:
Domestic	(5.6)	(3.7)	(3.3)
Foreign	(8.7)	23.6	66.8
Deferred income tax (expense) benefit	(14.3)	19.9	63.5
Total income tax (expense) benefit	$ (86.1)	$ (31.3)	$ 44.9